Financial instruments and financial risk management - Loss allowance (Details) - Trade and other receivables - Loss allowance - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Financial instruments and financial risk management
Beginning of fiscal year	€ 4,131
Additions through business combinations		€ 2,627
Increase in loss allowance during the period	171	1,504
End of fiscal year	€ 4,302	€ 4,131